Expense Example - Institutional - Vanguard Intermediate-Term Bond Index Fund	Institutional Shares 1 Year	Institutional Shares 3 Years	Institutional Shares 5 Years	Institutional Shares 10 Years	Institutional Plus Shares 1 Year	Institutional Plus Shares 3 Years	Institutional Plus Shares 5 Years	Institutional Plus Shares 10 Years
USD ($)	5	16	28	64	4	13	23	51